Reinsurance - Schedule of Reinsurance Expenses and Benefits (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Insurance Contracts [Abstract]
Recovered claims and benefits	$ 1,961	$ 2,233
Commissions	73	65
Reserve adjustments	22	45
Operating expenses and other	84	82
Total reinsurance (expenses) recoveries	$ 2,140	$ 2,425